Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues [Abstract]
Contract liabilities at the beginning of the year	¥ 22,584	$ 3,229	¥ 24,524	¥ 55,474